STOCKHOLDERS' EQUITY - Schedule of RSU activity (Details) - Restricted share units (RSUs) [Member] - shares		1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 12, 2025	Jun. 25, 2026	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of RSUs, beginning balance			2,170,750	0
Number of RSUs, granted			375,000
Number of RSUs, issued	2,285,000	375,000		2,285,000
Number of RSUs, vested			(2,295,749)	(114,250)
Number of RSUs, ending balance			250,001	2,170,750